Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Intangible Assets and Deferred Costs
a.	Composition:

	March 31,
	2013	2012
Cost:
Product and distribution rights	$73,961	$73,438
Deferred charges in respect of loans and bonds from institutional investors	193	194
Other deferred costs	1,541	1,541

	75,695	75,173

Accumulated amortization and impairment charges:
Product and distribution rights	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors	187	179
Other deferred costs	1,535	1,518

	60,088	56,865

Amortized cost	$15,607	$18,308